Quarterly Holdings Report
for
Fidelity Advisor® Financial Services Fund
October 31, 2022
AFFS-NPRT1-1222
1.809094.119
Common Stocks - 98.8%
	Shares	Value ($)
Banks - 39.9%
Diversified Banks - 21.8%
Bank of America Corp.	812,756	29,291,725
Citigroup, Inc.	378,805	17,371,997
JPMorgan Chase & Co.	231,200	29,103,456
Piraeus Financial Holdings SA (a)	315,000	388,501
U.S. Bancorp	367,100	15,583,395
Wells Fargo & Co.	629,728	28,961,191
		120,700,265
Regional Banks - 18.1%
Associated Banc-Corp.	215,000	5,235,250
Bank OZK	100,230	4,307,885
BankUnited, Inc.	79,800	2,868,810
BOK Financial Corp.	40,616	4,475,477
Cadence Bank	167,024	4,618,214
Comerica, Inc.	57,500	4,053,750
East West Bancorp, Inc.	86,700	6,205,119
First Citizens Bancshares, Inc.	9,400	7,727,928
First Interstate Bancsystem, Inc.	133,652	6,095,868
Heartland Financial U.S.A., Inc.	88,428	4,361,269
Huntington Bancshares, Inc.	629,520	9,556,114
M&T Bank Corp.	81,788	13,770,646
PacWest Bancorp	115,700	2,876,302
Popular, Inc.	71,971	5,089,789
Signature Bank	25,400	4,026,662
Truist Financial Corp.	231,100	10,350,969
Wintrust Financial Corp.	51,266	4,799,523
		100,419,575
TOTAL BANKS		221,119,840
Capital Markets - 17.4%
Asset Management & Custody Banks - 8.4%
Affiliated Managers Group, Inc.	27,204	3,377,649
Bank of New York Mellon Corp.	184,200	7,756,662
Brookfield Asset Management, Inc. Class A	105,500	4,178,855
Carlyle Group LP	228,000	6,447,840
Northern Trust Corp.	42,000	3,542,700
Patria Investments Ltd.	281,300	4,000,086
Phoenix Vega Mezz PLC	192,600	10,735
State Street Corp.	234,500	17,353,000
		46,667,527
Financial Exchanges & Data - 1.4%
Bolsa Mexicana de Valores S.A.B. de CV	1,823,300	3,320,278
Cboe Global Markets, Inc.	37,373	4,652,939
		7,973,217
Investment Banking & Brokerage - 7.6%
Lazard Ltd. Class A (b)	203,952	7,691,030
Morgan Stanley	232,600	19,112,742
Raymond James Financial, Inc.	92,350	10,910,229
Virtu Financial, Inc. Class A	189,260	4,235,639
		41,949,640
TOTAL CAPITAL MARKETS		96,590,384
Consumer Finance - 4.7%
Consumer Finance - 4.7%
Capital One Financial Corp.	132,738	14,072,883
FirstCash Holdings, Inc.	74,051	7,290,321
OneMain Holdings, Inc.	128,100	4,939,536
		26,302,740
Diversified Financial Services - 2.6%
Multi-Sector Holdings - 0.9%
Cannae Holdings, Inc. (a)	209,440	4,850,630
Other Diversified Financial Services - 1.7%
Apollo Global Management, Inc.	170,000	9,411,200
Sunrisemezz Ltd. (a)	45,000	3,642
		9,414,842
TOTAL DIVERSIFIED FINANCIAL SERVICES		14,265,472
Insurance - 25.8%
Insurance Brokers - 5.7%
Arthur J. Gallagher & Co.	84,700	15,845,676
Marsh & McLennan Companies, Inc.	99,200	16,019,808
		31,865,484
Life & Health Insurance - 2.9%
Globe Life, Inc.	95,127	10,989,071
Primerica, Inc.	34,900	5,050,030
		16,039,101
Multi-Line Insurance - 2.7%
Assurant, Inc.	41,600	5,651,776
Hartford Financial Services Group, Inc.	126,400	9,152,624
		14,804,400
Property & Casualty Insurance - 12.2%
American Financial Group, Inc.	38,900	5,644,779
Beazley PLC	702,800	5,033,289
Chubb Ltd.	65,400	14,053,806
Fidelity National Financial, Inc.	178,300	7,021,454
First American Financial Corp.	159,319	8,029,678
Hiscox Ltd.	466,600	4,811,591
Old Republic International Corp.	174,764	4,056,272
Selective Insurance Group, Inc.	46,046	4,516,192
The Travelers Companies, Inc.	80,103	14,775,799
		67,942,860
Reinsurance - 2.3%
Reinsurance Group of America, Inc.	86,600	12,744,922
TOTAL INSURANCE		143,396,767
IT Services - 2.9%
Data Processing & Outsourced Services - 2.9%
Global Payments, Inc.	64,300	7,346,918
MasterCard, Inc. Class A	26,700	8,762,406
		16,109,324
Professional Services - 1.4%
Research & Consulting Services - 1.4%
Dun & Bradstreet Holdings, Inc.	294,000	3,777,900
Equifax, Inc.	23,200	3,933,328
		7,711,228
Software - 0.4%
Application Software - 0.4%
Black Knight, Inc. (a)	40,300	2,436,941
Thrifts & Mortgage Finance - 3.7%
Thrifts & Mortgage Finance - 3.7%
Essent Group Ltd.	176,000	6,966,080
NMI Holdings, Inc. (a)	449,889	9,866,066
Walker & Dunlop, Inc.	38,400	3,454,464
		20,286,610
TOTAL COMMON STOCKS (Cost $488,147,606)		548,219,306

Convertible Bonds - 0.6%
	Principal Amount (c)	Value ($)
IT Services - 0.6%
Data Processing & Outsourced Services - 0.6%
Affirm Holdings, Inc. 0% 11/15/26 (d) (Cost $3,081,608)	5,011,000	3,103,813

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f) (Cost $6,869,050)	6,868,363	6,869,050

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $498,098,264)	558,192,169
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(3,387,086)
NET ASSETS - 100.0%	554,805,083

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,103,813 or 0.6% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	1,162,568	61,646,012	62,808,580	9,613	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	4,928,049	25,389,362	23,448,361	815	-	-	6,869,050	0.0%
Total	6,090,617	87,035,374	86,256,941	10,428	-	-	6,869,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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